Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Detail) (Fair Value Measurements Recurring [Member], USD $)
In Millions, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 116	$ 262
Total liabilities	(178)	(94)
Available for sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Foreign exchange derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	60	204
Total liabilities	(151)	(70)
Interest rate derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	55	57
Total liabilities	(27)	(24)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Level 1 [Member] | Available for sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1	1
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	115	261
Total liabilities	(178)	(94)
Level 2 [Member] | Foreign exchange derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	60	204
Total liabilities	(151)	(70)
Level 2 [Member] | Interest rate derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	55	57
Total liabilities	$ (27)	$ (24)